RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of stock options held by Directors and officers (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Disclosure of transactions between related parties [line items]
Expense for the year (vested)	$ 37,405	$ 0	$ 1,144,342
CEO [Member]
Disclosure of transactions between related parties [line items]
Number of options held	800,000	0	0
Expense for the year (vested)	$ 24,834	$ 0	$ 0
CFO [Member]
Disclosure of transactions between related parties [line items]
Number of options held	200,000	0	0
Expense for the year (vested)	$ 6,208	$ 0	$ 0
Corporate Secretary [Member]
Disclosure of transactions between related parties [line items]
Number of options held	50,000	0	0
Expense for the year (vested)	$ 1,552	$ 0	$ 0
Former CEO [Member]
Disclosure of transactions between related parties [line items]
Number of options held	0	600,000	600,000
Expense for the year (vested)	$ 0	$ 0	$ 133,275
Former CFO [Member]
Disclosure of transactions between related parties [line items]
Number of options held	0	150,000	150,000
Expense for the year (vested)	$ 0	$ 0	$ 33,319
Former Corporate Secretary [Member]
Disclosure of transactions between related parties [line items]
Number of options held	0	150,000	150,000
Expense for the year (vested)	$ 0	$ 0	$ 33,319
Directors [Member]
Disclosure of transactions between related parties [line items]
Number of options held	800,000	750,000	825,000
Expense for the year (vested)	$ 24,868	$ 0	$ 210,219
Related parties [Member]
Disclosure of transactions between related parties [line items]
Number of options held	1,850,000	1,650,000	1,725,000
Expense for the year (vested)	$ 57,425	$ 0	$ 410,132